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Amplify Treatments, Testing and Advancements ETF
Amplify Treatments, Testing and Advancements ETF
INVESTMENT OBJECTIVE

The Amplify Treatments, Testing and Advancements ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Prime Treatments, Testing and Advancements Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Treatments, Testing and Advancements ETF Amplify Treatments, Testing and Advancements ETF [1]
Management Fees	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.68%
[1]	The Annual Fund Operating Expenses have been restated to reflect the expenses the Adviser expects to incur for the 2024 fiscal year end. The Predecessor Fund incurred acquired fund fees and expenses of 0.02% for the fiscal year ended September 30, 2023.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Treatments, Testing and Advancements ETF | Amplify Treatments, Testing and Advancements ETF | USD ($)	72	224	390	871

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s (defined below) portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

Prime Treatments, Testing and Advancements Index

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities or American Depositary Receipts (“ADRs”) of Treatments, Testing and Advancements Companies (as defined below). In general, the Index seeks to be comprised of companies: i) performing advancements in research, development, and commercialization of treatments or vaccines for infectious diseases, or ii) engaged in the advancement of research, development, manufacturing, and provision of biological tests for patients.

Prime Indexes (the “Index Provider”) determines whether a company is a “Treatments, Testing and Advancements Company” based on the assessment of: i) if a company has one or more vaccines or treatments for infectious diseases in preclinical research, in any phase of U.S. Food and Drug Administration (“FDA”) clinical trials, or in commercial stage (i.e., capable of being manufactured for widespread use) and is classified by North American Industry Classification System as being in either a) the “Pharmaceutical and Medicine Manufacturing” industry, or b) the “Research and Development in the Physical, Engineering, and Life Sciences” industry; or ii) if a company derives more than 50% of its revenue from research, development, manufacturing, and provision of biological tests for patients.

To qualify for inclusion in the Index, Treatments, Testing and Advancements Companies must have an operating company structure. To be added to the Index, Treatments, Testing and Advancements Companies must have a minimum market capitalization of $100 million, must have an average daily value traded over the prior three-month period of $250,000 and must be listed on a U.S. exchange. Companies already included in the Index must have a minimum market capitalization of $50 million.

The Index has a quarterly review in each March, June, September, and December, at which times the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the two Thursdays before the second Friday of each March, June, September, and December (or the next business day if this is a non-business day). Component changes are made after the market close on the third Friday of each March, June, September, and December (or the next business day if the third Friday is not a business day) and become effective at the market opening on the next trading day.

Weighting. All components with a market capitalization greater than $15 billion (A “MegaCap Component”) are equally weighted within an aggregate weighting of 10%. The determination for whether a company is designated a MegaCap Component is made only at the time of that company’s initial entry into the Index. The remaining constituents are then ranked from highest to lowest market capitalization, subject to the following constraints: (i) the top five components are weighted at 6% each and (ii) the remaining constituents are weighted based on their market capitalization subject to a 4% limit per security.

As of December 31, 2023, the Index had 61 components.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The Index was initially created by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser or Toroso Investments, LLC (the “Sub-Adviser”). The Index Provider does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. The Index is calculated and maintained by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is concentrated in the biotechnology industry.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the ETFMG Treatments, Testing and Advancements ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on June 17, 2020.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 13.75% (quarter ended March 31, 2021) and the Fund’s lowest return for a calendar quarter was -23.42% (quarter ended March 31, 2022).

Average Annual Total Returns (for the period ended December 31, 2023)
Average Annual Returns - Amplify Treatments, Testing and Advancements ETF	Label	1 Year	Since Inception	Inception Date
Amplify Treatments, Testing and Advancements ETF	Return Before Taxes	(13.81%)	(5.78%)	Jun. 17, 2020
Amplify Treatments, Testing and Advancements ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(14.07%)	(6.00%)	Jun. 17, 2020
Amplify Treatments, Testing and Advancements ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(8.00%)	(4.32%)	Jun. 17, 2020
Prime Treatments, Testing and Advancements Index (reflects no deduction for fees, expenses or taxes)	Prime Treatments, Testing and Advancements Index (reflects no deduction for fees, expenses or taxes)	(13.55%)	(5.92%)	Jun. 17, 2020
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	14.60%	Jun. 17, 2020

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.